UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 10.7% (7.3% of Total Investments)
$ 1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	A–	$1,340,950
	Series 2001A, 5.875%, 5/15/31
460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	487,062
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
320	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	330,006
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	504,293
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
750	5.500%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AAA	816,135
500	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	AAA	530,190

3,760	Total Education and Civic Organizations			4,008,636

	Health Care – 15.8% (10.7% of Total Investments)
400	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A	441,796
	1999A, 6.625%, 7/01/20
735	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3	807,787
	Hospital, Series 2002A, 6.250%, 2/15/21
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A–	624,090
	5.000%, 4/01/20
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	409,724
	Network, Series 2005B, 5.000%, 12/01/37
320	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	336,730
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,460,896
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	515,220
	Hospital, Series 1998, 5.250%, 11/15/37
225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	235,530
	5.000%, 4/01/16
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,087,310
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

5,555	Total Health Care			5,919,083

	Housing/Multifamily – 7.9% (5.4% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily	10/11 at 105.00	AAA	1,077,330
	Housing Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place
	Apartments, Series 2001A-1, 6.000%, 10/20/31
325	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	332,342
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
1,425	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	7/12 at 105.00	AAA	1,558,152
	Revenue Bonds, Summit Apartments, Series 2002, 6.450%, 7/20/32

2,750	Total Housing/Multifamily			2,967,824

	Housing/Single Family – 0.0% (0.0% of Total Investments)
15	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage	11/10 at 101.00	AAA	15,459
	Revenue Bonds, Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

	Industrials – 2.3% (1.4% of Total Investments)
810	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	812,697
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 30.4% (20.6% of Total Investments)
1,725	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17	7/12 at 100.00	AAA	1,834,520
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AAA	1,134,600
	Elementary School, Series 2002A, 5.375%, 7/01/16 – FSA Insured
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	AAA	1,289,853
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	403,399
	Series 2006C, 5.000%, 7/01/24 – MBIA Insured
1,000	Mesa, Arizona, General Obligation Bonds, Series 2000, 6.500%, 7/01/11 – FGIC Insured	No Opt. Call	AAA	1,122,810
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AAA	1,577,506
	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700	5.000%, 7/01/22	7/12 at 100.00	AA+	1,799,484
500	5.000%, 7/01/27	7/12 at 100.00	AA+	523,165
1,000	Pinal County Unified School District 43, Apache Junction, Arizona, General Obligation	No Opt. Call	AAA	1,152,760
	Refunding Bonds, Series 2001, 5.750%, 7/01/15 – FGIC Insured
510	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	535,699

10,380	Total Tax Obligation/General			11,373,796

	Tax Obligation/Limited – 44.4% (30.1% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – MBIA Insured	5/12 at 100.00	AAA	794,865
1,000	5.000%, 11/01/18 – MBIA Insured	5/12 at 100.00	AAA	1,058,800
500	5.000%, 11/01/20 – MBIA Insured	5/12 at 100.00	AAA	529,400
138	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	141,781
	2005, 5.500%, 7/15/29
296	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	328,465
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
670	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A	702,127
	2003, 5.350%, 7/15/28 – ACA Insured
435	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	467,447
	8/01/23 – MBIA Insured
870	Maricopa County Public Finance Corporation, Arizona, Lease Revenue Bonds, Series 2001, 5.500%,	7/11 at 100.00	Aaa	937,669
	7/01/15 – AMBAC Insured
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 – AMBAC Insured	6/12 at 100.00	Aaa	909,703
2,645	5.375%, 6/01/19 – AMBAC Insured	6/12 at 100.00	Aaa	2,864,480
530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	542,111
	2006, 5.300%, 7/15/31
140	Parkway Community Facilities District 1, Prescott Vallet, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	141,095
	Series 2006, 5.350%, 7/15/31
1,500	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	AAA	1,610,760
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	1,106,744
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	1,048,470
	Bonds, Series 2002D, 5.125%, 7/01/24
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,022,074
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	788,438
	2005, 5.750%, 7/15/24
560	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	589,523
	2005, 6.000%, 7/01/30
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	354,085
	Bonds Series 2006, 5.250%, 7/15/31
640	Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series	7/10 at 100.00	AAA	668,141
	2001, 5.000%, 7/01/21 – AMBAC Insured

15,644	Total Tax Obligation/Limited			16,606,178

	Transportation – 5.5% (3.8% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/08 at 101.00	AAA	1,024,380
	1998A, 5.000%, 7/01/25 – FSA Insured
1,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	1,048,040
	2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)

2,000	Total Transportation			2,072,420

	U.S. Guaranteed – 14.0% (9.5% of Total Investments) (4)
715	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded	7/12 at 100.00	AAA	793,707
	7/01/12) – FGIC Insured
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	110,576
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
1,000	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004, 5.125%, 7/01/23	7/14 at 100.00	AAA	1,097,470
	(Pre-refunded 7/01/14) – FSA Insured
1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 (Pre-refunded	7/11 at 100.00	AAA	1,062,030
	7/01/11) – FGIC Insured
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,108,350
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
990	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,052,281
	(Pre-refunded 7/01/11)

4,805	Total U.S. Guaranteed			5,224,414

	Utilities – 5.1% (3.3% of Total Investments)
1,115	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,238,943
	Hoover Project, Series 2001, 5.250%, 10/01/15
270	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	AAA	288,068
	XLCA Insured
320	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	338,752
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22

1,705	Total Utilities			1,865,763

	Water and Sewer – 11.6% (7.9% of Total Investments)
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/07 at 102.00	AAA	517,285
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	382,597
	2003, 5.000%, 7/01/23 – MBIA Insured
320	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	339,955
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
765	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	819,652
	2005, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,176,510
	Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 –	7/12 at 102.00	AAA	1,107,720
	FGIC Insured

3,945	Total Water and Sewer			4,343,719

$ 51,369	Total Investments (cost $52,250,768) – 147.7%			55,209,989

	Other Assets Less Liabilities – 1.8%			677,070

	Preferred Shares, at Liquidation Value – (49.5)%			(18,500,000)

	Net Assets Applicable to Common Shares – 100%			$37,387,059

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $52,361,494.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,960,819
Depreciation	(112,324)

Net unrealized appreciation (depreciation) of investments	$2,848,495

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.